Financial Instruments - Carrying Amount and Fair Value of the Company's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Securities	$ 1,063,016	$ 1,110,776
Securities receivable	654	1,277
Loans receivable	695,636	672,086
Accrued interest receivable	7,345	8,068
FHLB stock	15,436	15,077
Bank owned life insurance	30,595	30,025
Financial liabilities:
Deposits	1,222,767	1,178,057
Junior subordinated notes	36,083	46,393
Advance payment by borrowers for taxes and insurance	2,659	2,619
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	16,214	15,064
Securities	1,063,016	1,110,776
Securities receivable	654	1,277
Loans receivable	695,636	672,086
Accrued interest receivable	7,345	8,068
FHLB stock	15,436	15,077
Bank owned life insurance	30,595	30,025
Interest rate cap contracts	717	90
Financial liabilities:
Deposits	1,222,767	1,178,057
Borrowed funds	441,144	484,556
Junior subordinated notes	36,083	46,393
Advance payment by borrowers for taxes and insurance	2,659	2,619
Accrued interest payable	1,046	1,344
Interest rate swap contracts	3,870	5,743
Fair Value [Member]
Financial assets:
Cash and cash equivalents	16,214	15,064
Securities	1,063,016	1,110,776
Securities receivable	654	1,277
Loans receivable	707,919	702,206
Accrued interest receivable	7,345	8,068
FHLB stock	15,436	15,077
Bank owned life insurance	30,595	30,025
Interest rate cap contracts	717	90
Financial liabilities:
Deposits	1,229,435	1,187,728
Borrowed funds	455,378	509,883
Junior subordinated notes	25,258	25,001
Advance payment by borrowers for taxes and insurance	2,659	2,619
Accrued interest payable	1,046	1,344
Interest rate swap contracts	3,870	5,743
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member]
Financial assets:
Cash and cash equivalents	16,214	15,064
Securities	1,921	1,818
Securities receivable	654	1,277
Accrued interest receivable	7,345	8,068
FHLB stock	15,436	15,077
Bank owned life insurance	30,595	30,025
Financial liabilities:
Deposits	577,040	546,298
Advance payment by borrowers for taxes and insurance	2,659	2,619
Accrued interest payable	1,046	1,344
Significant Other Observable Inputs (Level II) [Member]
Financial assets:
Securities	1,023,886	1,072,779
Interest rate cap contracts	717	90
Financial liabilities:
Borrowed funds	151,942	260,333
Junior subordinated notes	25,258	25,001
Interest rate swap contracts	3,870	5,743
Significant Unobservable Inputs (Level III) [Member]
Financial assets:
Securities	37,209	36,179
Loans receivable	707,919	702,206
Financial liabilities:
Deposits	652,395	641,430
Borrowed funds	$ 303,436	$ 249,550